GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Earnings (loss) before income taxes	$ 490.1	$ 310.3
Adjustments to reconcile profit (loss) [abstract]
Depletion, depreciation and amortization	395.0	471.7
Adjustments for share-based payments	31.5	15.0
Other income (costs), net	18.7	19.6
Finance costs (Note 12)	77.0	144.2
Mark-to-market on financial instruments and metal concentrates	(6.9)	(4.7)
Adjustments for undistributed profits of associates	1.0	16.3
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss	(191.0)	0.0
Amortization of deferred revenue (Note 27)	(16.1)	(79.4)
Gain on sale of subsidiaries (Note 10)	0.0	(273.1)
Other adjustments for non-cash items	28.7	46.2
Environmental Rehabilitation Liabilities Paid	(3.2)	(4.3)
Other cash payments	(15.5)	(8.3)
Cash flows From (Used In) Operations Before Income Taxes Paid And Changes In Working Capital	788.0	653.5
Income taxes paid	(99.3)	(63.0)
Cash flows from operating activities before net change in working capital	688.7	590.5
Increase (decrease) in working capital	(70.9)	(68.7)
Cash flows from operating activities	617.8	521.8
Investing activities
Purchase of property, plant and equipment, classified as investing activities	(273.7)	(331.7)
Net proceeds on disposal of subsidiaries and other assets (Note 6)	137.2	825.0
Cash used in other investing activities	(34.6)	(61.3)
Cash flows from investing activities	51.4	432.0
Cash flows from (used in) financing activities [abstract]
Dividends paid, classified as financing activities	(53.0)	(23.7)
Interest paid	(54.9)	(84.4)
Financing costs paid on early note redemption	0.0	(35.0)
Repayments of borrowings, classified as financing activities	(256.2)	(952.5)
Proceeds from borrowings, classified as financing activities	200.0	240.0
Payment of lease liabilities	17.1	16.8
Cash used in other financing activities	(5.5)	(20.1)
Cash flows used in financing activities	(175.9)	(892.5)
Effect of foreign exchange of non-US Dollar denominated cash and cash equivalents	(0.9)	(1.0)
Increase in cash and cash equivalents	492.4	60.3
Cash and cash equivalents, beginning of year	158.8	98.5
Cash and cash equivalents at end of period	$ 651.2	$ 158.8